Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Current and Non-current Assets
Straight-lining of revenue	$ 21,986	$ 24,828
Claims receivable	9,023	9,978
Other current assets	9,175	16,087
Total other current assets	40,184	50,893
Straight-lining of revenue	17,464	30,144
EUAs & Fuel EUs	12,353
Other non-current assets	17,396	12,161
Total other non-current assets	$ 47,213	$ 42,305